Related party transactions	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Related party transactions

Note 28. Related party transactions

During the year, the Group entered into the following transactions with related parties who are not members of the Group and had the following amounts outstanding at the reporting date:

	Sales to related parties	Purchases from related parties	Amounts owed by related parties	Amounts owed to related parties	Right-of-use assets	Lease liability
Joint venture, Polar Charge AB and its subsidiaries
2025	(907)	7,058	213	122	99,132	107,205
2024	35,846	5,943	1,904	1,848	95,065	100,274

Board members, board fees
2025	-	1,315	-	-	-	-
2024	-	946	-	23	-	-

Board members, consultancy
2025	-	6,663	-	-	-	-
2024	-	249	-	-	-	-

Polar Charge AB and its subsidiaries are a related party of the Group, as a senior executive from the Group is a member of the board of directors and the Group owns a 9% equity stake in Polar Charge AB. The Group constructs charging stations on behalf of Polar Charge Group and invoices directly for the costs incurred in construction of such stations and no construction costs incurred in 2025. These amounts invoiced to Polar Charge AB are presented within other income. The Group also leases sites directly from Polar Charge AB and makes the required periodic lease payments. Refer to Note 31 Interest in joint venture for further details.

Pursuant to an advisory agreement, dated June 3, 2025, by and between Einride and Lorne Abony, a current director of Einride, Einride has agreed to pay Mr. Abony up to USD 275,000 for certain advisory services in connection with the Business Combination and a success fee upon consummation of the Business Combination and the PIPE Investment equal to 0.8% of the Einride Shareholders’ percentage ownership in the post-closing company, which may be paid, at Einride’s option, in Einride Ordinary Shares or penny warrants of Einride. Refer to Note 33 Subsequent events for more details on the PIPE Investment.

Remuneration of key management personnel

Remuneration to senior executives, who are the key management personnel of the Group is set out below:

	For the year ended December 31,
(SEK in thousands)	2025	2024
Short-term employee benefits	41,200	39,981
Share-based compensation	2,427	-
Post-employment benefits	1,049	2,645
Total	44,676	42,626

Pursuant to an employment agreement, dated May 19, 2025, by and between Einride and Roozbeh Charli, who will serve as Chief Executive Officer and a director of Einride upon the Closing, upon consummation of the Business Combination, Einride will compensate Mr. Charli with the right to subscribe for additional warrants and/or Einride Ordinary Shares, to the extent necessary and for no additional consideration, to ensure that Mr. Charli’s accumulated percentage ownership in Einride is equal to 2.0% of the Einride Shareholders’ percentage ownership in the post-closing company.